EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2023	Jun. 30, 2023
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance		$ 3,059,021
Carrying amount, ending balance		5,900,713	$ 3,059,021
Titan Project [Member]
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance		3,059,021 [1]	2,431,229
Additions		2,841,692	627,792
Carrying amount, ending balance	[1]	$ 5,900,713	$ 3,059,021

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.